Summary of significant accounting policies (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets	$ 89,244,885	$ 63,656,829
Total Assets	138,487,726	94,302,667
Current liabilities	(26,789,262)	(14,096,598)
Total Liabilities	(28,875,348)	$ (14,096,598)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	16,760,444
Non-current assets	36,352,228
Total Assets	53,112,672
Current liabilities	(21,695,054)
Non-current liabilities	(2,086,086)
Total Liabilities	$ (23,781,140)